Other Long-Term Liabilities - Share-Based Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	$ 160	$ 297	$ 124
Share-based compensation expense (recovery)	514	(82)	223
Cash payment for stock options surrendered and PSUs vested	(48)	(39)	(2)
Transferred to common shares	(139)	(21)	(53)
Other	2	5	5
Balance – end of year	489	160	297
Less: current portion	329	119	227
Non-current liabilities from share-based payment arrangements	160	41	70
Performance Share Units | Certain Executives
Reconciliation Of Changes In Liabilities From Share-Based Payment Transactions [Roll Forward]
Balance – beginning of year	49	62
Balance – end of year	$ 90	$ 49	$ 62